Annual Total Returns - FidelitySustainabilityBondIndexFund-PRO - FidelitySustainabilityBondIndexFund-PRO - Fidelity Sustainability Bond Index Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 19, 2018
Fidelity Sustainability Bond Index Fund
Bar Chart Table:
Annual Return 2019	8.29%
Annual Return 2020	7.49%
Annual Return 2021	(1.98%)
Annual Return 2022	(12.90%)